Average Annual Total Returns{- Fidelity Government Income Fund} - 08.31 Fidelity Government Income Fund AMCIZ PRO-12 - Fidelity Government Income Fund	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Inception Date	LB003 Past 1 year	LB003 Past 5 years	LB003 Past 10 years	F0682 Past 1 year	F0682 Past 5 years	F0682 Past 10 years
Total	2.20%	2.21%	2.31%	1.35%	1.46%	1.50%	1.31%	1.36%	1.47%	2.30%	2.24%	2.32%	4.71%	2.27%	1.95%	6.85%	3.33%	3.00%	6.88%		6.99%	[1]	Oct. 02, 2018	7.94%	3.76%	3.26%	6.92%	3.59%	3.20%

[1]	(a)Since inception October 2, 2018.